STOCK-BASED COMPENSATION (Tables) - Q1	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation related to stock options issued under the GRI Operations Plan and A&R 2018 Plan in the following expense categories of its accompanying statements of operations for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31,
	2023	2022
Research and development	$—	$—
General and administrative	388	25
Total	$388	$25
The Company recorded stock-based compensation related to equity-based awards issued under the GRI Operations Plan and the A&R 2018 Plan in the following expense categories of its accompanying consolidated statements of operations for the three months ended March 31, 2024 and 2023:

	For the Three Months Ended March 31,
	2024	2023
Research and development	$—	$—
General and administrative	37	13
Total	$37	$13

Schedule of Activity of Stock Options
The table below represents the activity of stock options granted to employees and non-employees for the three months ended March 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at December 31, 2023	2,503	$471.45	9.55
Granted	—
Exercised	—
Forfeited/cancelled	—
Outstanding at March 31, 2024	2,503	$471.45	9.30
Exercisable at March 31, 2024	456	$1,655.14	8.78
Vested and expected to vest at March 31, 2024	2,503	$471.45	9.30